UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment | |; Amendment Number:

This Amendment (Check only one.):                | | is a restatement.
                                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Stonehill Capital Management LLC
Address:  	885 Third Avenue, 30th Floor
	  	New York, NY 10022


13F File Number: 028-15117

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul Malek
Title: General Counsel
Phone: 212-739-7474

Signature,                               Place,             and Date of Signing:


Paul Malek				 New York, NY 	    May 14, 2013
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  7 Items

Form 13F Information Table Value Total:  191,928 (thousands)


List of Other Included Managers: N/A

				                     Value     Shares/  SH/ Put/ Invstmt Other              Voting Authoriy
Name of Issuer                 Title of Cl Cusip     (x$1000)  Prn Amt  Prn Call Dscretn Managers     Sole      Shared    None
------------------------------ ----------- --------- --------  -------- --- ---- ------- ------------ --------  --------  --------
AMER INTL GROUP INC CMN NEW    COM	   026874784 22322     575000	SH	 SOLE		      575000
DANA HOLDING CORP COMMON       COM	   235825205 26096     1463591	SH	 SOLE		      1463591
DELPHI AUTOMOTIVE PLC COMMON   COM	   G27823106 43856     987738	SH	 SOLE		      987738
DELTA AIR LINES INC DEL COM    COM	   247361702 30643     1856030	SH	 SOLE		      1856030
UNITED CONTINENTAL HOLDINGS    COM	   910047109 32754     1023244	SH	 SOLE		      1023244
US AIRWAYS GROUP INC	       COM	   90341W108 194       11442	SH	 SOLE		                          11442
VISTEON CORP COMMON	       COM	   92839U206 36063     625000	SH	 SOLE		      625000